CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Debt
Schedule of changes in fair value statement of loss

	Host debentures	Embedded derivatives	Total
	$	$	$
As at January 1, 2023	—	—	—
Convertible debt principal	2,208	747	2,955
Transactions costs	(159)	—	(159)
As at March 27, 2023	2,049	747	2,796
Change in fair value	N/A	(605)	(605)
Interest accretion	394	—	394
Foreign exchange	56	17	73
As at December 31, 2023	2,499	159	2,658

Schedule of assumptions
Assumptions

Risk-free interest rate	4.0 – 5.0%
Credit spread	28.4%
Expected life of options	1.0 – 2.5 years
Annual dividend rate	0%
Annualized volatility	41.4 – 50.2%